Quarterly Holdings Report
for
Fidelity® International Index Fund
November 30, 2023
SPI-NPRT3-0124
1.810719.119
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	663,413	15,004,725
ANZ Group Holdings Ltd.	8,366,461	134,585,153
APA Group unit	3,571,644	20,130,491
Aristocrat Leisure Ltd.	1,624,983	43,581,788
ASX Ltd.	538,953	20,683,054
Aurizon Holdings Ltd.	5,124,359	11,952,298
BHP Group Ltd.	14,110,938	431,692,045
BlueScope Steel Ltd.	1,257,590	17,267,195
Brambles Ltd.	3,868,571	34,099,151
CAR Group Ltd.	996,879	18,298,347
Cochlear Ltd.	182,440	32,914,216
Coles Group Ltd.	3,725,966	37,741,418
Commonwealth Bank of Australia	4,666,312	322,694,583
Computershare Ltd.	1,512,658	23,597,930
DEXUS Property Group unit	2,994,278	13,928,423
EBOS Group Ltd.	427,181	9,733,148
Endeavour Group Ltd.	3,988,747	12,993,333
Flutter Entertainment PLC (Ireland) (a)	491,839	76,691,287
Fortescue Ltd.	4,714,367	77,844,300
Glencore PLC	29,140,508	163,017,613
Goodman Group unit	4,758,445	71,529,242
IDP Education Ltd.	736,122	11,021,657
IGO Ltd.	1,897,354	10,756,546
Insurance Australia Group Ltd.	6,783,307	26,623,496
Macquarie Group Ltd.	1,022,122	114,170,810
Medibank Private Ltd.	7,666,916	17,528,065
Mineral Resources Ltd.	489,044	19,766,218
Mirvac Group unit	10,984,931	14,952,084
National Australia Bank Ltd.	8,710,725	163,157,638
Northern Star Resources Ltd.	3,199,335	26,910,718
Orica Ltd.	1,268,050	13,087,436
Origin Energy Ltd.	4,795,982	26,112,108
Pilbara Minerals Ltd. (b)	7,959,185	19,142,875
Qantas Airways Ltd. (a)	2,352,356	8,237,892
QBE Insurance Group Ltd.	4,158,934	42,237,000
Ramsay Health Care Ltd.	510,981	16,597,925
REA Group Ltd.	147,121	15,091,884
Reece Ltd.	629,429	8,043,413
Rio Tinto Ltd.	1,033,434	85,382,503
Rio Tinto PLC	3,134,694	214,249,020
Santos Ltd.	9,041,523	40,891,648
Scentre Group unit	14,449,564	25,301,006
SEEK Ltd.	991,686	15,647,526
Sonic Healthcare Ltd.	1,254,626	24,181,759
South32 Ltd.	12,626,111	25,377,959
Stockland Corp. Ltd. unit	6,645,684	18,135,390
Suncorp Group Ltd.	3,536,302	32,642,463
Telstra Group Ltd.	11,258,287	28,416,648
The GPT Group	5,332,800	14,517,428
The Lottery Corp. Ltd.	6,196,359	18,833,523
Transurban Group unit	8,596,144	73,611,532
Treasury Wine Estates Ltd.	2,222,216	15,711,123
Vicinity Centres unit	10,772,179	13,488,074
Washington H. Soul Pattinson & Co. Ltd.	653,187	14,458,376
Wesfarmers Ltd.	3,158,391	109,896,515
Westpac Banking Corp.	9,768,969	137,940,064
WiseTech Global Ltd.	463,961	20,478,357
Woodside Energy Group Ltd.	5,285,957	107,396,736
Woolworths Group Ltd.	3,400,785	78,422,697
TOTAL AUSTRALIA		3,258,397,852
Austria - 0.3%
Erste Group Bank AG	957,221	38,666,210
Mondi PLC	1,351,741	24,010,531
OMV AG	409,994	17,471,802
Verbund AG	189,566	18,054,977
Voestalpine AG	323,092	9,080,523
TOTAL AUSTRIA		107,284,043
Belgium - 0.8%
Ageas	444,801	19,114,869
Anheuser-Busch InBev SA NV	2,418,103	152,178,310
D'ieteren Group	59,808	10,194,818
Elia Group SA/NV	81,871	8,862,644
Groupe Bruxelles Lambert SA	245,038	19,390,825
KBC Group NV	696,818	39,896,384
Lotus Bakeries SA	1,136	9,867,557
Sofina SA (b)	42,907	9,537,012
Solvay SA Class A	206,326	23,839,788
UCB SA	351,967	25,990,595
Umicore SA	583,063	15,581,457
Warehouses de Pauw	461,723	12,956,654
TOTAL BELGIUM		347,410,913
Brazil - 0.0%
Yara International ASA	460,936	15,604,588
Burkina Faso - 0.0%
Endeavour Mining PLC	513,984	11,932,887
Chile - 0.1%
Antofagasta PLC	1,097,817	19,520,952
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	10,302,032	27,564,230
Budweiser Brewing Co. APAC Ltd. (c)	4,792,884	8,479,723
ESR Group Ltd. (c)	6,064,584	7,794,915
Prosus NV	4,072,184	134,631,011
SITC International Holdings Co. Ltd.	3,734,319	5,641,182
Wharf Holdings Ltd.	2,978,000	7,739,224
Wilmar International Ltd.	5,347,908	14,512,152
TOTAL CHINA		206,362,437
Denmark - 3.3%
A.P. Moller - Maersk A/S:
Series A	8,441	13,076,885
Series B	13,505	21,324,482
Carlsberg A/S Series B	274,145	34,011,623
Chr. Hansen Holding A/S	293,653	23,479,720
Coloplast A/S Series B	380,366	44,875,374
Danske Bank A/S	1,920,198	49,682,651
Demant A/S (a)	280,543	11,895,729
DSV A/S	518,226	77,976,228
Genmab A/S (a)	183,926	57,847,560
Novo Nordisk A/S Series B	9,084,948	928,160,593
Novozymes A/S Series B	569,396	29,522,975
ORSTED A/S (c)	526,637	24,798,185
Pandora A/S	235,380	31,763,661
Rockwool International A/S Series B	25,639	6,922,023
Tryg A/S	972,030	20,963,085
Vestas Wind Systems A/S (a)	2,811,384	77,736,588
TOTAL DENMARK		1,454,037,362
Finland - 1.1%
Elisa Corp. (A Shares)	395,970	17,706,028
Fortum Corp.	1,248,953	17,516,969
Kesko Oyj	760,373	14,529,677
Kone OYJ (B Shares)	946,225	42,012,310
Metso Corp.	1,846,230	18,146,881
Neste OYJ	1,177,780	44,716,632
Nokia Corp.	15,053,196	52,796,961
Nordea Bank Abp	8,848,167	98,776,270
Nordea Bank Abp (Helsinki Stock Exchange)	65,120	733,127
Orion Oyj (B Shares)	299,816	11,892,184
Sampo Oyj (A Shares)	1,256,762	54,924,615
Stora Enso Oyj (R Shares)	1,619,595	20,996,486
UPM-Kymmene Corp.	1,485,875	51,885,388
Wartsila Corp.	1,317,846	18,160,458
TOTAL FINLAND		464,793,986
France - 10.0%
Accor SA	553,082	19,150,567
Adevinta ASA Class B (a)	973,552	10,059,484
Aeroports de Paris SA	96,424	11,870,696
Air Liquide SA	1,062,930	201,510,471
Airbus Group NV	1,650,295	245,254,986
Alstom SA (b)	802,375	9,942,294
Amundi SA (c)	170,916	10,511,377
Arkema SA	167,132	16,966,156
AXA SA	5,022,223	156,594,835
bioMerieux SA	115,328	12,397,790
BNP Paribas SA	2,924,393	183,847,943
Bollore SA	2,053,952	11,726,387
Bouygues SA	531,015	20,178,323
Bureau Veritas SA	821,073	19,849,920
Capgemini SA	434,914	88,999,931
Carrefour SA	1,603,499	30,401,962
Compagnie de St.-Gobain	1,268,845	82,723,556
Compagnie Generale des Etablissements Michelin SCA Series B	1,888,635	63,507,918
Covivio	140,596	6,859,197
Credit Agricole SA	2,974,495	38,982,521
Danone SA	1,792,520	115,264,146
Dassault Aviation SA	56,237	11,165,429
Dassault Systemes SA	1,860,281	87,248,244
Edenred SA	694,832	37,816,232
Eiffage SA	204,618	20,713,583
Engie SA	5,084,718	88,235,631
EssilorLuxottica SA	820,805	156,460,306
Eurazeo SA	121,305	9,090,988
Gecina SA	127,987	14,154,287
Getlink SE	995,250	18,167,438
Hermes International SCA	88,169	182,749,800
Ipsen SA	105,000	11,829,274
Kering SA	207,241	89,148,766
Klepierre SA	598,948	15,060,158
L'Oreal SA	469,533	220,629,431
L'Oreal SA (a)	201,944	94,891,711
La Francaise des Jeux SAEM (c)	292,451	10,568,653
Legrand SA	737,959	71,024,990
LVMH Moet Hennessy Louis Vuitton SE	768,713	587,980,081
Orange SA	5,183,758	63,783,053
Pernod Ricard SA	569,325	98,255,062
Publicis Groupe SA	637,184	53,807,532
Remy Cointreau SA	64,189	7,633,268
Renault SA	535,119	20,963,348
Safran SA	951,565	167,310,985
Sartorius Stedim Biotech	76,987	17,296,392
SEB SA	69,325	7,885,597
Societe Generale Series A	2,056,427	51,753,210
Sodexo SA (a)	84,696	9,071,653
Sodexo SA	161,605	17,309,253
Teleperformance	165,740	23,191,447
Thales SA	292,604	43,618,500
TotalEnergies SE	6,379,728	434,837,285
Unibail-Rodamco-Westfield NV (a)	329,015	20,907,795
Veolia Environnement SA	1,891,990	59,645,894
VINCI SA	1,413,354	172,914,215
Vivendi SA	1,863,678	17,620,537
Worldline SA (a)(c)	669,493	10,405,042
TOTAL FRANCE		4,381,745,530
Germany - 7.9%
adidas AG	450,994	94,322,865
Allianz SE	1,122,791	282,316,582
BASF AG	2,484,704	115,582,010
Bayer AG	2,734,984	93,615,964
Bayerische Motoren Werke AG (BMW)	887,807	92,635,827
Bechtle AG	228,002	11,287,234
Beiersdorf AG	280,618	39,311,762
Brenntag SE	387,103	33,405,549
Carl Zeiss Meditec AG	112,048	10,040,097
Commerzbank AG	2,934,773	35,922,157
Continental AG	306,239	23,766,271
Covestro AG (a)(c)	538,488	28,252,150
Daimler Truck Holding AG	1,489,166	48,353,153
Deutsche Bank AG	5,395,865	67,109,458
Deutsche Borse AG	528,944	100,556,716
Deutsche Lufthansa AG (a)	1,665,639	14,468,123
Deutsche Telekom AG	9,023,214	216,270,813
DHL Group	2,759,547	129,668,527
E.ON SE	6,250,222	81,198,181
Evonik Industries AG	648,650	12,108,852
Fresenius Medical Care AG & Co. KGaA	571,786	23,481,328
Fresenius SE & Co. KGaA	1,176,002	37,237,474
GEA Group AG	455,766	16,728,536
Hannover Reuck SE	167,866	40,016,149
HeidelbergCement AG	388,743	31,651,377
HelloFresh AG (a)(b)	432,791	6,604,724
Henkel AG & Co. KGaA	289,295	20,213,780
Infineon Technologies AG	3,635,572	140,276,945
Knorr-Bremse AG	201,945	12,639,485
LEG Immobilien AG (a)	206,314	15,751,535
Mercedes-Benz Group AG (Germany)	2,233,747	145,236,784
Merck KGaA	359,799	63,023,739
MTU Aero Engines AG	149,843	30,622,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	379,916	161,610,872
Nemetschek SE	160,771	14,006,939
Puma AG	293,918	18,933,442
Rational AG	14,244	9,108,949
Rheinmetall AG	121,264	36,430,859
RWE AG	1,760,171	75,430,799
SAP SE	2,907,043	462,425,127
Scout24 AG (c)	208,793	14,545,356
Siemens AG	2,115,775	355,413,308
Siemens Energy AG (a)(b)	1,446,386	17,129,376
Siemens Healthineers AG (c)	785,063	45,239,405
Symrise AG	369,658	41,609,253
Talanx AG	179,722	13,028,785
Volkswagen AG	82,793	10,743,750
Vonovia SE	2,041,111	56,770,053
Wacker Chemie AG (b)	50,816	6,211,674
Zalando SE (a)(c)	624,138	14,851,120
TOTAL GERMANY		3,467,166,010
Hong Kong - 2.0%
AIA Group Ltd.	31,955,946	274,729,492
CK Asset Holdings Ltd.	5,437,112	25,788,921
CK Infrastructure Holdings Ltd.	1,753,615	8,688,042
CLP Holdings Ltd.	4,571,731	35,555,242
Futu Holdings Ltd. ADR (a)	153,775	8,291,548
Hang Lung Properties Ltd.	5,010,249	6,698,517
Hang Seng Bank Ltd.	2,128,986	23,533,372
Henderson Land Development Co. Ltd.	4,043,333	10,975,065
HKT Trust/HKT Ltd. unit	10,550,718	11,251,326
Hong Kong & China Gas Co. Ltd.	31,168,354	21,399,352
Hong Kong Exchanges and Clearing Ltd.	3,353,059	118,706,800
Hongkong Land Holdings Ltd.	3,073,162	9,895,582
Jardine Matheson Holdings Ltd.	443,693	17,130,987
Link (REIT)	7,132,164	35,244,009
MTR Corp. Ltd.	4,326,915	15,510,046
New World Development Co. Ltd.	4,203,665	6,253,324
Power Assets Holdings Ltd.	3,856,422	20,118,187
Prudential PLC	7,664,716	83,832,065
Sino Land Ltd.	10,238,053	10,314,989
Sun Hung Kai Properties Ltd.	4,033,663	39,548,737
Swire Pacific Ltd. (A Shares)	1,192,705	7,741,367
Swire Properties Ltd.	3,257,266	6,329,970
Techtronic Industries Co. Ltd.	3,830,889	38,891,029
WH Group Ltd. (c)	23,216,765	14,911,564
Wharf Real Estate Investment Co. Ltd.	4,648,825	14,670,226
Xinyi Glass Holdings Ltd.	4,702,098	5,411,629
TOTAL HONG KONG		871,421,388
Ireland - 0.4%
AerCap Holdings NV (a)	557,373	38,023,986
AIB Group PLC	4,374,234	20,254,799
Bank of Ireland Group PLC	2,941,586	27,504,462
Kerry Group PLC Class A	443,788	35,852,954
Kingspan Group PLC (Ireland)	430,660	34,126,704
Smurfit Kappa Group PLC	724,805	27,455,469
TOTAL IRELAND		183,218,374
Israel - 0.6%
Azrieli Group	118,148	6,849,940
Bank Hapoalim BM (Reg.)	3,536,695	29,871,007
Bank Leumi le-Israel BM	4,243,135	31,788,681
Check Point Software Technologies Ltd. (a)	260,560	38,041,760
Elbit Systems Ltd. (Israel)	74,221	14,775,564
Global-e Online Ltd. (a)(b)	251,497	8,613,772
Icl Group Ltd.	2,153,790	10,818,743
Israel Discount Bank Ltd. (Class A)	3,443,734	16,587,523
Mizrahi Tefahot Bank Ltd.	430,037	15,330,676
NICE Ltd. (a)	176,307	33,864,932
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,120,413	30,642,456
Wix.com Ltd. (a)	151,175	15,344,263
TOTAL ISRAEL		252,529,317
Italy - 2.3%
Amplifon SpA	346,636	10,764,748
Assicurazioni Generali SpA	2,821,589	58,370,050
Banco BPM SpA	3,374,510	18,637,584
Coca-Cola HBC AG	615,217	17,055,908
Davide Campari Milano NV	1,455,209	15,871,630
DiaSorin SpA	62,302	5,895,899
Enel SpA	22,642,533	160,011,146
Eni SpA	6,578,823	109,093,279
Ferrari NV (Italy)	350,913	126,278,886
FinecoBank SpA	1,699,947	22,880,101
Infrastrutture Wireless Italiane SpA (c)	935,592	11,528,196
Intesa Sanpaolo SpA	43,263,081	124,710,037
Leonardo SpA	1,126,666	17,290,872
Mediobanca SpA	1,536,769	18,024,130
Moncler SpA	573,405	31,756,820
Nexi SpA (a)(c)	1,644,062	12,795,365
Poste Italiane SpA (c)	1,454,438	15,635,246
Prysmian SpA	731,098	28,115,620
Recordati SpA	291,094	13,995,522
Snam SpA	5,613,803	28,286,238
Telecom Italia SpA (a)(b)	27,739,301	8,049,782
Terna - Rete Elettrica Nazionale	3,916,951	31,533,594
UniCredit SpA	4,471,515	121,959,760
TOTAL ITALY		1,008,540,413
Japan - 22.1%
Advantest Corp.	2,132,868	66,272,936
AEON Co. Ltd.	1,820,567	37,587,721
AGC, Inc.	538,230	19,494,773
Aisin Seiki Co. Ltd.	410,167	15,080,401
Ajinomoto Co., Inc.	1,233,861	45,988,911
Ana Holdings, Inc. (a)	444,912	9,158,717
Asahi Group Holdings	1,340,928	49,337,395
ASAHI INTECC Co. Ltd.	604,999	11,697,219
Asahi Kasei Corp.	3,492,527	24,248,595
Astellas Pharma, Inc.	5,037,943	61,401,774
Azbil Corp.	320,055	10,301,514
Bandai Namco Holdings, Inc.	1,668,695	33,124,035
BayCurrent Consulting, Inc.	367,800	12,344,346
Bridgestone Corp.	1,589,477	65,375,899
Brother Industries Ltd.	645,764	10,871,624
Canon, Inc.	2,784,802	71,507,765
Capcom Co. Ltd.	482,210	16,207,018
Central Japan Railway Co.	2,007,235	48,153,904
Chiba Bank Ltd.	1,475,680	11,013,354
Chubu Electric Power Co., Inc.	1,793,657	22,103,139
Chugai Pharmaceutical Co. Ltd.	1,869,722	66,032,599
Concordia Financial Group Ltd.	2,950,540	13,809,387
Dai Nippon Printing Co. Ltd.	569,459	15,951,458
Dai-ichi Mutual Life Insurance Co.	2,617,998	54,404,774
Daifuku Co. Ltd.	845,920	15,878,830
Daiichi Sankyo Kabushiki Kaisha	5,149,317	139,531,806
Daikin Industries Ltd.	734,395	109,659,505
Daito Trust Construction Co. Ltd.	172,693	18,986,213
Daiwa House Industry Co. Ltd.	1,652,032	46,788,631
Daiwa House REIT Investment Corp.	6,459	11,492,541
Daiwa Securities Group, Inc.	3,713,695	23,931,365
DENSO Corp.	4,825,892	75,321,153
Dentsu Group, Inc.	564,110	15,162,406
Disco Corp.	256,423	55,501,242
East Japan Railway Co.	841,739	45,464,883
Eisai Co. Ltd.	701,743	36,313,047
ENEOS Holdings, Inc.	8,021,031	31,616,690
FANUC Corp.	2,652,830	73,658,119
Fast Retailing Co. Ltd.	487,223	123,202,417
Fuji Electric Co. Ltd.	353,251	14,774,784
FUJIFILM Holdings Corp.	1,038,825	60,678,703
Fujitsu Ltd.	490,061	69,777,697
GLP J-REIT	13,026	12,273,926
Hamamatsu Photonics K.K.	390,555	15,426,211
Hankyu Hanshin Holdings, Inc.	637,152	19,214,263
Hikari Tsushin, Inc.	56,445	8,752,668
Hirose Electric Co. Ltd.	85,797	9,577,366
Hitachi Construction Machinery Co. Ltd.	299,462	7,746,100
Hitachi Ltd.	2,581,113	179,055,357
Honda Motor Co. Ltd.	12,859,255	131,536,490
Hoshizaki Corp.	302,447	9,606,252
Hoya Corp.	985,718	110,798,533
Hulic Co. Ltd.	1,068,934	10,584,076
Ibiden Co. Ltd.	313,699	14,961,322
Idemitsu Kosan Co. Ltd.	539,022	14,746,211
Iida Group Holdings Co. Ltd.	429,270	6,398,804
INPEX Corp.	2,702,265	38,093,443
Isuzu Motors Ltd.	1,623,245	21,410,061
Itochu Corp.	3,309,103	128,069,830
Japan Airlines Co. Ltd.	401,606	7,614,424
Japan Exchange Group, Inc.	1,397,956	28,466,405
Japan Post Bank Co. Ltd.	4,028,475	39,657,084
Japan Post Holdings Co. Ltd.	5,781,150	50,866,789
Japan Post Insurance Co. Ltd.	533,416	9,948,032
Japan Real Estate Investment Corp.	3,565	13,826,217
Japan Retail Fund Investment Corp.	19,457	12,926,713
Japan Tobacco, Inc.	3,340,676	85,646,226
JFE Holdings, Inc.	1,602,167	23,558,101
JSR Corp.	493,166	13,534,955
Kajima Corp.	1,177,396	18,555,145
Kansai Electric Power Co., Inc.	1,959,983	26,056,431
Kao Corp.	1,297,043	49,693,603
Kawasaki Kisen Kaisha Ltd.	383,900	13,436,241
KDDI Corp.	4,166,842	130,164,060
KDX Realty Investment Corp.	11,533	13,185,239
Keisei Electric Railway Co.	359,983	14,471,190
Keyence Corp.	541,628	231,432,172
Kikkoman Corp.	377,841	23,102,176
Kintetsu Group Holdings Co. Ltd.	504,275	14,101,741
Kirin Holdings Co. Ltd. (b)	2,162,822	30,574,818
Kobe Bussan Co. Ltd.	418,928	11,031,262
Koei Tecmo Holdings Co. Ltd.	327,456	3,998,780
Koito Manufacturing Co. Ltd.	537,100	8,102,146
Komatsu Ltd.	2,575,447	65,877,592
Konami Group Corp.	279,640	13,797,158
Kose Corp.	92,786	6,549,342
Kubota Corp.	2,794,777	39,944,236
Kyocera Corp.	893,611	49,363,780
Kyowa Hakko Kirin Co., Ltd.	751,630	12,354,798
Lasertec Corp.	209,962	46,790,398
LY Corp.	7,439,131	21,605,894
M3, Inc.	1,228,711	20,276,904
Makita Corp.	623,614	16,505,203
Marubeni Corp.	3,987,085	62,041,043
MatsukiyoCocokara & Co.	955,200	16,451,526
Mazda Motor Corp.	1,583,026	17,045,440
McDonald's Holdings Co. (Japan) Ltd. (b)	240,622	10,240,961
Meiji Holdings Co. Ltd.	653,566	15,089,413
Minebea Mitsumi, Inc.	1,010,585	19,174,259
Misumi Group, Inc.	792,664	12,831,469
Mitsubishi Chemical Holdings Corp.	3,564,353	23,283,933
Mitsubishi Corp.	3,201,496	148,694,870
Mitsubishi Electric Corp.	5,379,869	72,900,019
Mitsubishi Estate Co. Ltd.	3,133,716	42,363,060
Mitsubishi Heavy Industries Ltd.	892,239	49,757,400
Mitsubishi UFJ Financial Group, Inc.	31,789,368	270,866,673
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,246,082	14,610,289
Mitsui & Co. Ltd.	3,603,161	131,041,711
Mitsui Chemicals, Inc.	475,246	13,873,362
Mitsui Fudosan Co. Ltd. (b)	2,477,743	58,024,576
Mitsui OSK Lines Ltd.	957,725	26,233,112
Mizuho Financial Group, Inc.	6,715,564	113,960,983
MonotaRO Co. Ltd.	697,883	7,014,492
MS&AD Insurance Group Holdings, Inc.	1,193,948	44,557,630
Murata Manufacturing Co. Ltd.	4,797,551	93,227,117
NEC Corp.	683,600	37,993,147
Nexon Co. Ltd.	952,551	20,546,729
Nidec Corp.	1,162,006	44,061,312
Nintendo Co. Ltd.	2,892,330	134,818,511
Nippon Building Fund, Inc.	4,262	17,851,760
Nippon Express Holdings, Inc.	201,797	10,985,455
Nippon Paint Holdings Co. Ltd.	2,639,682	19,664,972
Nippon Prologis REIT, Inc.	6,323	11,958,513
Nippon Sanso Holdings Corp.	482,244	12,630,200
Nippon Steel & Sumitomo Metal Corp.	2,381,021	55,518,613
Nippon Telegraph & Telephone Corp.	83,187,825	97,350,231
Nippon Yusen KK (b)	1,349,244	36,165,491
Nissan Chemical Corp.	350,300	12,742,263
Nissan Motor Co. Ltd. (b)	6,462,571	25,408,287
Nissin Food Holdings Co. Ltd.	186,145	18,412,360
Nitori Holdings Co. Ltd.	223,004	25,660,652
Nitto Denko Corp.	399,624	28,342,414
Nomura Holdings, Inc.	8,366,688	34,263,173
Nomura Real Estate Holdings, Inc.	305,926	7,436,647
Nomura Real Estate Master Fund, Inc.	11,814	13,530,401
Nomura Research Institute Ltd.	1,075,188	30,110,485
NTT Data Corp.	1,756,949	21,295,274
Obayashi Corp.	1,807,719	15,210,640
OBIC Co. Ltd.	194,133	29,717,041
Odakyu Electric Railway Co. Ltd.	872,031	12,231,138
Oji Holdings Corp.	2,400,359	8,891,658
Olympus Corp.	3,348,665	48,922,220
OMRON Corp.	488,051	20,406,233
Ono Pharmaceutical Co. Ltd.	1,080,302	19,903,512
Open House Group Co. Ltd.	218,181	6,074,809
Oracle Corp. Japan	107,122	8,262,108
Oriental Land Co. Ltd.	3,037,480	102,949,798
ORIX Corp.	3,265,812	59,441,479
Osaka Gas Co. Ltd.	1,044,041	20,280,845
Otsuka Corp.	317,381	12,919,158
Otsuka Holdings Co. Ltd.	1,164,744	44,693,300
Pan Pacific International Holdings Ltd.	1,060,168	22,910,956
Panasonic Holdings Corp.	6,149,205	63,362,106
Rakuten Group, Inc.	4,169,575	16,471,874
Recruit Holdings Co. Ltd.	4,013,173	148,304,509
Renesas Electronics Corp. (a)	4,089,096	71,268,694
Resona Holdings, Inc.	5,918,826	30,680,007
Ricoh Co. Ltd.	1,527,134	12,432,556
ROHM Co. Ltd.	917,620	17,487,760
SBI Holdings, Inc. Japan	687,022	14,860,917
SCSK Corp.	435,352	7,998,778
Secom Co. Ltd.	584,556	40,590,881
Seiko Epson Corp.	803,920	11,918,361
Sekisui Chemical Co. Ltd.	1,070,798	15,170,722
Sekisui House Ltd.	1,660,802	33,930,725
Seven & i Holdings Co. Ltd.	2,097,629	80,543,166
SG Holdings Co. Ltd.	891,417	12,851,773
Sharp Corp. (a)	724,254	4,521,580
Shimadzu Corp.	659,354	17,055,326
SHIMANO, Inc.	214,085	32,780,331
SHIMIZU Corp.	1,449,247	9,497,426
Shin-Etsu Chemical Co. Ltd.	5,071,495	178,768,493
Shionogi & Co. Ltd.	727,397	34,297,896
Shiseido Co. Ltd.	1,113,575	29,788,469
Shizuoka Financial Group	1,303,121	10,512,159
SMC Corp.	159,459	80,320,154
SoftBank Corp.	8,004,288	97,275,455
SoftBank Group Corp.	2,864,662	116,080,746
Sompo Holdings, Inc.	822,811	37,499,892
Sony Group Corp.	3,510,701	301,888,817
Square Enix Holdings Co. Ltd.	238,733	8,263,711
Subaru Corp.	1,713,044	30,283,882
Sumco Corp.	974,843	14,573,988
Sumitomo Chemical Co. Ltd.	3,919,708	9,980,371
Sumitomo Corp.	2,894,237	60,516,219
Sumitomo Electric Industries Ltd.	1,989,217	24,606,934
Sumitomo Metal Mining Co. Ltd.	688,157	19,921,556
Sumitomo Mitsui Financial Group, Inc.	3,537,364	174,029,295
Sumitomo Mitsui Trust Holdings, Inc.	912,072	34,198,086
Sumitomo Realty & Development Co. Ltd.	795,254	22,388,980
Suntory Beverage & Food Ltd.	387,071	12,187,118
Suzuki Motor Corp.	1,025,518	41,647,402
Sysmex Corp.	467,114	25,775,392
T&D Holdings, Inc.	1,393,805	20,555,474
Taisei Corp.	472,944	16,048,707
Takeda Pharmaceutical Co. Ltd.	4,405,133	124,876,424
TDK Corp.	1,082,339	50,152,900
Terumo Corp.	1,873,319	59,613,645
TIS, Inc.	612,489	12,918,205
Tobu Railway Co. Ltd.	525,708	12,960,089
Toho Co. Ltd.	311,463	10,779,149
Tokio Marine Holdings, Inc.	5,017,279	124,238,564
Tokyo Electric Power Co., Inc. (a)	4,250,137	18,085,872
Tokyo Electron Ltd.	1,312,980	210,932,389
Tokyo Gas Co. Ltd.	1,029,043	23,786,121
Tokyu Corp.	1,391,668	16,290,569
Toppan Holdings, Inc.	686,345	16,036,012
Toray Industries, Inc.	3,860,635	19,974,997
Toshiba Corp.	241,300	7,486,713
Tosoh Corp.	723,967	9,605,039
Toto Ltd.	369,530	9,463,816
Toyota Industries Corp.	408,163	35,004,671
Toyota Motor Corp.	29,522,725	560,514,005
Toyota Tsusho Corp.	591,358	32,667,085
Trend Micro, Inc.	372,497	18,878,608
Unicharm Corp.	1,123,422	36,100,762
USS Co. Ltd.	572,373	11,168,724
West Japan Railway Co.	611,367	24,110,771
Yakult Honsha Co. Ltd.	714,240	15,912,146
Yamaha Corp.	364,996	8,520,512
Yamaha Motor Co. Ltd.	828,697	21,111,484
Yamato Holdings Co. Ltd.	740,207	13,123,122
Yaskawa Electric Corp.	668,214	25,568,447
Yokogawa Electric Corp.	635,659	12,009,179
Zensho Holdings Co. Ltd.	258,700	14,332,671
ZOZO, Inc.	390,450	8,229,841
TOTAL JAPAN		9,684,909,801
Jordan - 0.0%
Hikma Pharmaceuticals PLC	461,600	10,043,643
Korea (South) - 0.0%
Delivery Hero AG (a)(c)	489,772	15,516,365
Luxembourg - 0.1%
ArcelorMittal SA:
(Netherlands)	1,424,488	35,802,319
rights (a)(d)	1,391,556	311,697
Eurofins Scientific SA (b)	375,745	21,824,156
TOTAL LUXEMBOURG		57,938,172
Macau - 0.1%
Galaxy Entertainment Group Ltd.	6,087,889	31,486,528
Sands China Ltd. (a)	6,759,406	16,579,855
TOTAL MACAU		48,066,383
Netherlands - 5.8%
ABN AMRO Bank NV GDR (Bearer) (c)	1,325,328	17,765,860
Adyen BV (a)(c)	60,450	70,681,491
AEGON NV	4,520,466	24,730,570
Akzo Nobel NV	474,921	36,424,403
Argenx SE (a)	164,470	73,360,523
ASM International NV (Netherlands)	130,725	66,977,862
ASML Holding NV (Netherlands)	1,122,302	764,878,727
ASR Nederland NV	441,237	20,301,709
BE Semiconductor Industries NV	214,610	30,006,304
Euronext NV (c)	238,540	19,785,390
EXOR NV	260,565	25,327,713
Heineken Holding NV	360,833	28,004,267
Heineken NV (Bearer)	801,771	73,396,564
IMCD NV	158,649	24,444,190
ING Groep NV (Certificaten Van Aandelen)	10,076,410	141,563,346
JDE Peet's BV	271,402	7,273,267
Koninklijke Ahold Delhaize NV	2,674,653	77,325,716
Koninklijke KPN NV	9,340,884	31,995,636
Koninklijke Philips Electronics NV	2,197,490	45,095,225
NN Group NV	753,745	28,765,939
OCI NV	293,700	6,310,729
Randstad NV	307,276	18,228,611
Shell PLC:
(London)	18,421,772	595,481,151
rights (d)	18,414,988	6,095,394
Stellantis NV (Italy)	6,159,146	133,427,594
Universal Music Group NV	2,282,087	60,295,057
Wolters Kluwer NV	691,848	95,113,568
TOTAL NETHERLANDS		2,523,056,806
New Zealand - 0.3%
Auckland International Airport Ltd.	3,690,183	17,997,524
Fisher & Paykel Healthcare Corp.	1,620,329	23,508,135
Mercury Nz Ltd.	1,936,531	7,429,373
Meridian Energy Ltd.	3,601,010	11,564,273
Spark New Zealand Ltd.	5,118,716	16,343,666
Xero Ltd. (a)	400,591	27,276,356
TOTAL NEW ZEALAND		104,119,327
Norway - 0.6%
Aker BP ASA	879,749	25,213,625
DNB Bank ASA	2,576,701	49,081,380
Equinor ASA	2,508,115	80,132,494
Gjensidige Forsikring ASA	556,783	9,370,670
Kongsberg Gruppen ASA	244,876	10,510,253
Mowi ASA	1,295,634	23,026,947
Norsk Hydro ASA	3,693,658	21,448,321
Orkla ASA	1,951,529	14,364,186
Salmar ASA	202,027	11,068,591
Telenor ASA	1,753,187	18,844,417
TOTAL NORWAY		263,060,884
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	28
Energias de Portugal SA	8,735,974	41,716,456
Galp Energia SGPS SA Class B	1,264,509	18,794,988
Jeronimo Martins SGPS SA	788,355	19,479,424
TOTAL PORTUGAL		79,990,896
Singapore - 1.5%
CapitaLand Ascendas REIT	10,389,438	22,057,265
CapitaLand Investment Ltd.	7,242,579	16,405,034
CapitaMall Trust	14,820,584	20,164,060
City Developments Ltd.	1,392,315	6,515,580
DBS Group Holdings Ltd.	5,042,571	119,646,560
Genting Singapore Ltd.	16,834,384	11,514,885
Grab Holdings Ltd. (a)(b)	5,276,910	16,041,806
Jardine Cycle & Carriage Ltd.	275,100	5,865,181
Keppel Corp. Ltd.	4,054,585	20,216,851
Mapletree Logistics Trust (REIT)	9,666,399	11,634,075
Mapletree Pan Asia Commercial Trust	6,572,352	6,731,048
Oversea-Chinese Banking Corp. Ltd.	9,426,837	88,369,990
Sea Ltd. ADR (a)	1,019,641	36,931,397
Seatrium Ltd. (a)	123,478,028	9,692,153
Sembcorp Industries Ltd.	2,488,200	9,560,700
Singapore Airlines Ltd.	4,144,711	19,643,767
Singapore Exchange Ltd.	2,386,645	16,824,447
Singapore Technologies Engineering Ltd.	4,346,429	12,054,460
Singapore Telecommunications Ltd.	22,987,619	39,608,837
STMicroelectronics NV (France)	1,902,698	90,319,752
United Overseas Bank Ltd.	3,520,084	71,627,933
UOL Group Ltd.	1,293,689	5,705,887
TOTAL SINGAPORE		657,131,668
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,537,517	95,735,617
Spain - 2.6%
Acciona SA	68,722	9,687,105
ACS Actividades de Construccion y Servicios SA	580,791	23,169,800
Aena SME SA (c)	208,794	35,897,655
Amadeus IT Holding SA Class A	1,254,151	85,758,306
Banco Bilbao Vizcaya Argentaria SA	16,607,367	154,602,342
Banco Santander SA (Spain)	45,055,276	186,764,598
CaixaBank SA	11,486,911	51,739,143
Cellnex Telecom SA (c)	1,573,414	60,070,650
Corp. ACCIONA Energias Renovables SA	183,321	5,435,603
EDP Renovaveis SA	855,202	15,592,364
Enagas SA	692,889	12,670,723
Endesa SA	884,242	18,465,513
Grifols SA (a)	830,417	11,719,179
Iberdrola SA	16,794,698	207,565,497
Industria de Diseno Textil SA	3,036,770	125,312,443
Naturgy Energy Group SA (b)	350,912	10,473,555
Redeia Corp. SA	1,129,739	18,913,108
Repsol SA	3,556,160	54,606,057
Telefonica SA	13,607,463	58,678,780
TOTAL SPAIN		1,147,122,421
Sweden - 2.9%
Alfa Laval AB	805,463	30,013,444
ASSA ABLOY AB (B Shares)	2,790,308	71,488,764
Atlas Copco AB:
(A Shares)	7,477,683	115,427,799
(B Shares)	4,345,430	57,276,324
Beijer Ref AB (B Shares) (b)	1,071,538	11,843,750
Boliden AB	761,431	20,290,039
Epiroc AB:
(A Shares)	1,834,656	34,164,331
(B Shares)	1,085,620	17,063,744
EQT AB	990,010	23,327,286
Ericsson (B Shares)	8,152,062	40,311,307
Essity AB (B Shares)	1,695,748	42,377,960
Evolution AB (c)	510,191	52,816,734
Fastighets AB Balder (a)(b)	1,815,037	10,689,191
Getinge AB (B Shares)	636,783	13,519,037
H&M Hennes & Mauritz AB (B Shares) (b)	1,798,071	28,741,336
Hexagon AB (B Shares)	5,779,909	57,890,894
Holmen AB (B Shares)	212,196	8,886,701
Husqvarna AB (B Shares)	973,469	7,425,274
Industrivarden AB:
(A Shares)	357,786	10,743,220
(C Shares) (b)	410,999	12,356,695
Indutrade AB	760,679	16,656,306
Investment AB Latour (B Shares)	412,184	9,217,721
Investor AB (B Shares)	4,818,498	99,912,305
L E Lundbergforetagen AB	211,573	10,276,616
Lifco AB	648,957	14,067,871
Nibe Industrier AB (B Shares) (b)	4,219,007	24,886,916
Saab AB (B Shares)	222,928	11,443,633
Sagax AB	549,682	12,449,599
Sandvik AB	2,968,279	58,660,813
Securitas AB (B Shares) (b)	1,369,148	12,309,936
Skandinaviska Enskilda Banken AB (A Shares)	4,417,713	53,413,451
Skanska AB (B Shares)	947,176	15,194,276
SKF AB (B Shares)	948,696	17,801,767
Svenska Cellulosa AB SCA (B Shares)	1,686,694	25,026,063
Svenska Handelsbanken AB (A Shares)	4,060,563	38,369,296
Swedbank AB (A Shares)	2,363,553	43,281,964
Swedish Orphan Biovitrum AB (a)	541,655	12,871,132
Tele2 AB (B Shares)	1,487,250	11,647,215
Telia Co. AB	6,567,978	15,580,969
Volvo AB:
(A Shares)	560,916	13,232,703
(B Shares)	4,197,599	97,208,271
Volvo Car AB (a)	1,658,935	5,396,644
TOTAL SWEDEN		1,285,559,297
Switzerland - 6.1%
ABB Ltd. (Reg.)	4,453,434	177,106,654
Adecco SA (Reg.)	445,441	21,399,684
Alcon, Inc. (Switzerland)	1,391,122	104,719,381
Avolta AG (a)	272,376	9,515,255
Bachem Holding AG (B Shares)	93,957	6,974,084
Baloise Holdings AG	127,503	19,496,005
Banque Cantonale Vaudoise	83,856	10,217,466
Barry Callebaut AG	9,932	16,524,979
BKW AG	58,796	10,366,681
Clariant AG (Reg.)	600,658	8,964,942
Compagnie Financiere Richemont SA Series A	1,453,203	181,751,956
DSM-Firmenich AG	517,734	48,955,889
Ems-Chemie Holding AG	19,534	13,841,324
Geberit AG (Reg.)	93,065	52,010,975
Givaudan SA	25,706	96,048,912
Helvetia Holding AG (Reg.)	103,333	14,124,655
Julius Baer Group Ltd.	573,491	29,017,530
Kuehne & Nagel International AG	151,276	43,739,960
Lindt & Spruengli AG	300	36,656,389
Lindt & Spruengli AG (participation certificate)	2,665	32,928,286
Logitech International SA (Reg.)	457,818	39,858,450
Lonza Group AG	207,315	80,256,019
Novartis AG	5,706,273	556,979,499
Partners Group Holding AG	63,181	83,151,881
Sandoz Group AG	1,139,874	32,554,812
Schindler Holding AG:
(participation certificate)	113,353	25,338,415
(Reg.)	65,357	13,986,413
SGS SA (Reg.)	417,310	35,407,255
Sig Group AG	851,369	19,872,082
Sika AG	424,423	115,336,660
Sonova Holding AG	141,097	40,651,791
Straumann Holding AG	310,737	42,734,817
Swatch Group AG (Bearer)	80,555	21,111,536
Swatch Group AG (Bearer) (Reg.)	146,474	7,342,935
Swiss Life Holding AG	82,175	52,606,264
Swiss Prime Site AG	213,578	21,462,674
Swisscom AG	72,106	42,026,838
Temenos Group AG	177,864	15,034,251
UBS Group AG	9,156,248	257,529,277
VAT Group AG (c)	75,166	34,892,062
Zurich Insurance Group Ltd.	407,442	204,135,086
TOTAL SWITZERLAND		2,676,630,024
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	250,069	51
United Kingdom - 10.8%
3i Group PLC	2,709,707	76,353,809
Abrdn PLC	5,250,409	10,800,943
Admiral Group PLC	724,817	24,715,371
Ashtead Group PLC	1,219,053	73,302,258
Associated British Foods PLC	959,539	28,806,379
AstraZeneca PLC (United Kingdom)	4,314,806	555,343,152
Auto Trader Group PLC (c)	2,547,151	23,362,382
Aviva PLC	7,623,672	40,252,771
BAE Systems PLC	8,465,086	112,309,025
Barclays PLC	42,054,059	75,192,062
Barratt Developments PLC	2,713,163	17,598,845
Berkeley Group Holdings PLC	296,162	17,333,527
BP PLC	47,511,443	288,854,037
British American Tobacco PLC (United Kingdom)	5,914,610	188,202,963
BT Group PLC	17,992,857	27,916,836
Bunzl PLC	940,891	35,658,592
Burberry Group PLC	1,011,842	18,694,748
Centrica PLC	15,254,028	28,703,226
CK Hutchison Holdings Ltd.	7,463,546	37,444,807
Coca-Cola European Partners PLC	574,825	34,857,388
Compass Group PLC	4,771,633	120,800,791
Croda International PLC	388,733	22,005,498
DCC PLC (United Kingdom)	274,968	18,543,864
Diageo PLC	6,258,094	219,041,748
Entain PLC	1,778,309	18,023,070
Halma PLC	1,056,900	28,433,579
Hargreaves Lansdown PLC	990,349	8,981,912
HSBC Holdings PLC (United Kingdom)	54,246,156	414,354,105
Imperial Brands PLC	2,370,716	55,424,788
Informa PLC	3,852,134	36,133,030
InterContinental Hotel Group PLC	460,263	35,691,082
Intertek Group PLC	449,305	22,603,920
J Sainsbury PLC	4,614,637	16,655,815
JD Sports Fashion PLC	7,214,705	14,304,435
Kingfisher PLC	5,267,198	14,620,605
Land Securities Group PLC	1,969,889	15,523,145
Legal & General Group PLC	16,643,864	48,370,405
Lloyds Banking Group PLC	176,907,451	97,526,886
London Stock Exchange Group PLC	1,159,411	130,704,356
M&G PLC	6,244,801	16,492,803
Melrose Industries PLC	3,747,562	24,535,535
National Grid PLC	10,267,439	133,161,283
NatWest Group PLC	16,036,917	42,091,030
Next PLC	335,345	33,572,154
Ocado Group PLC (a)	1,612,829	12,216,696
Pearson PLC	1,779,788	21,112,772
Persimmon PLC	889,240	14,049,602
Phoenix Group Holdings PLC	2,091,115	12,280,946
Reckitt Benckiser Group PLC	1,997,765	136,381,321
RELX PLC (London Stock Exchange)	5,259,879	202,415,015
Rentokil Initial PLC	7,022,535	38,135,743
Rolls-Royce Holdings PLC (a)	23,431,367	79,958,885
Sage Group PLC	2,858,754	40,800,129
Schroders PLC	2,243,936	11,376,754
Segro PLC	3,246,639	33,289,799
Severn Trent PLC	749,273	24,603,371
Smith & Nephew PLC	2,431,455	31,520,711
Smiths Group PLC	967,518	20,129,382
Spirax-Sarco Engineering PLC	205,386	23,979,098
SSE PLC	3,040,424	70,338,373
St. James's Place PLC	1,527,263	12,505,612
Standard Chartered PLC (United Kingdom)	6,379,950	52,611,131
Taylor Wimpey PLC	9,834,167	16,083,819
Tesco PLC	19,783,595	71,498,064
Unilever PLC	6,960,943	332,084,111
United Utilities Group PLC	1,898,320	26,158,598
Vodafone Group PLC	64,073,282	57,612,712
Whitbread PLC	537,992	20,993,701
Wise PLC (a)	1,711,736	16,872,941
WPP PLC	2,992,252	26,745,044
TOTAL UNITED KINGDOM		4,709,053,290
United States of America - 7.0%
CRH PLC	1,969,670	123,982,369
CSL Ltd.	1,344,811	233,333,950
CyberArk Software Ltd. (a)	116,270	23,169,123
Experian PLC	2,560,630	94,138,141
Ferrovial SE	1,427,442	49,347,755
GSK PLC	11,400,202	204,832,684
Haleon PLC	15,424,960	64,623,947
Holcim AG	1,451,010	106,543,272
James Hardie Industries PLC CDI (a)	1,225,263	39,443,348
Monday.com Ltd. (a)(b)	73,920	13,293,773
Nestle SA (Reg. S)	7,433,051	845,797,100
QIAGEN NV (Germany) (a)	634,830	26,016,619
Roche Holding AG:
(Bearer)	89,106	25,418,156
(participation certificate)	1,955,874	526,171,467
Sanofi SA	3,168,889	295,546,244
Schneider Electric SA	1,514,990	278,838,024
Swiss Re Ltd.	839,691	99,004,335
Tenaris SA	1,314,606	22,537,441
TOTAL UNITED STATES OF AMERICA		3,072,037,748
TOTAL COMMON STOCKS (Cost $36,549,050,059)		42,479,938,445

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	395,122	74,907,304
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	163,968	15,545,536
Dr. Ing. h.c. F. Porsche AG Series F (c)	317,017	29,006,837
Henkel AG & Co. KGaA	471,194	37,069,033
Porsche Automobil Holding SE (Germany)	426,277	20,844,423
Sartorius AG (non-vtg.)	72,961	23,468,033
Volkswagen AG	573,376	66,554,275
TOTAL GERMANY		192,488,137
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $243,208,976)		267,395,441

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (g) (Cost $39,511,545)	40,000,000	39,515,972

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	1,167,231,938	1,167,465,384
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	153,111,637	153,126,948
TOTAL MONEY MARKET FUNDS (Cost $1,320,592,332)		1,320,592,332

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $38,152,362,912)	44,107,442,190
NET OTHER ASSETS (LIABILITIES) - (0.7)% (j)	(292,660,601)
NET ASSETS - 100.0%	43,814,781,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	9,946	Dec 2023	1,057,558,180	43,738,258	43,738,258

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $590,111,723 or 1.3% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,515,972.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $8,919,760 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,214,264,555	4,149,383,728	4,196,182,899	26,881,383	-	-	1,167,465,384	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	184,667,013	920,710,040	952,250,105	1,324,947	-	-	153,126,948	0.6%
Total	1,398,931,568	5,070,093,768	5,148,433,004	28,206,330	-	-	1,320,592,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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